UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21374

PIMCO Income Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York			10019
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna -1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2013

Date of reporting period:	January 31, 2013

Item 1. Report to Shareholders

January 31, 2013

PIMCO Income Strategy Fund

PIMCO Income Strategy Fund II

Contents

Letter to Shareholders	2–3

Fund Insights	4–5

Performance & Statistics	6–7

Schedules of Investments	8–29

Statements of Assets and Liabilities	30

Statements of Operations	31

Statements of Changes in Net Assets	32–33

Notes to Financial Statements	34–45

Financial Highlights	46-47

Change to Board of Trustees/Proxy Voting Policies & Procedure	48

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Dear Shareholder:

The US economy continued to advance during the six-month fiscal reporting period ended January 31, 2013. The housing market nationwide displayed signs of strength, hiring increased at a steady pace and export orders were on the rise. As consumer confidence increased, investors shifted from US Treasuries to equities. Bond yields rose from all-time lows and stocks approached their highest levels in five years.

Six-Month Period in Review through January 31, 2013

For the six-month period ended January 31, 2013:

•   PIMCO Income Strategy Fund returned 16.05% on net asset value (“NAV”) and 13.38% on market price.

•   PIMCO Income Strategy Fund II returned 14.03% on NAV and 14.88% on market price.

The Barclays U.S. Credit Index, a measure of high quality corporate bond performance, advanced 0.96% and the Barclays U.S. High Yield Bond Index, a measure of below investment-grade corporate bond performance, rose 7.37% during the reporting period. Government bonds, represented by the Barclays Long-Term Treasury Index, declined 7.12%. The Barclays U.S. Aggregate Bond Index, a broad credit market measure of government and corporate securities, fell 0.29%, and mortgage-backed securities, reflected by the Barclays Fixed Rate MBS Index, declined 0.41%. As for stocks, the Standard & Poor’s 500 Index increased 9.91% during the six-month fiscal period ended January 31, 2013.

Hans W. Kertess Chairman Brian S. Shlissel President & CEO

US gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of US economic activity and the principal indicator of economic performance, expanded at an annual rate of 3.1% during the third quarter of 2012 before declining to a negative 0.1% annually during the fourth quarter of 2012. The government indicated that the drop in defense spending was the principal reason for the slowdown. US unemployment fell to 7.9% from 8.1% during the six-month reporting period. For the 2012 calendar year the economy created on average 181,000 nonfarm jobs each month according to the government. The S&P/Case-Shiller Home Price Index, a leading measure of the US residential housing market, signified that home prices rose 5.5% in its 20-City Composite during the 12-months ended November 30, 2012. According to a study by CoreLogic, a leading

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provider of consumer, financial and property information analytics and services to businesses and governments, home prices advanced in 46 of 50 states during the 12-months ended December 31, 2012. Auto sales increased 13% during the same period.

Outlook

In addition to the drop in defense spending that contributed to a weaker-than-expected GDP figure in the fourth quarter of 2012, further spending cuts by the government began on March 1, 2013. These cuts known as the “sequester,” are split between defense and domestic spending. The sequester is designed to cut federal spending by $1.2 trillion, spread out over the next ten years. Both the White House and Congress say the cuts are such that the economic recovery could be jeopardized. As of this writing, the cuts are underway, and the issue has not been resolved.

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

Beyond this uncertainty, we see positive signs for the US economy in 2013. The economy is expected to grow between 2.50% to 2.75%, largely driven by the strengthening housing market. Home prices are anticipated to appreciate 10% on a national basis and the improving labor market is expected to drive wage gains beyond the drag created by the December 31, 2012 expiration of the 2% payroll tax holiday.

For specific information on the Funds’ and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.us.allianzgi.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & CEO

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PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Fund Insights

January 31, 2013

For the six-months ended January 31, 2013, PIMCO Income Strategy Fund returned 16.05% on net asset value (“NAV”) and 13.38% on market price.

For the six-months ended January 31, 2013, PIMCO Income Strategy Fund II returned 14.03% on NAV and 14.88% on market price.

The unmanaged Barclays U.S. Aggregate Bond Index and Barclays U.S. Credit Index returned -0.29% and 0.96% respectively, during the reporting period.

The overall US fixed income market was volatile at times during the reporting period. This was triggered by a number of macro issues that impacted investor sentiment, including the European sovereign debt crisis, moderating global growth and the US “fiscal cliff.” Against this backdrop, the spread sectors (non-US Treasuries) produced mixed results during the six-months ended January 31, 2013. Most spread sectors initially rallied as investor sentiment was buoyed given some signs of progress in Europe, coupled with additional quantitative easing by the Federal Reserve Board and the European Central Bank. However, a portion of those gains were given back in some spread sectors toward the end of the period. This occurred as the worst of the fiscal cliff was averted and interest rates rose sharply. One exception was high yield corporate bonds, as they continued to rally given strong demand from investors looking to generate incremental yield in the low interest rate environment. All told, during the six-months ended January 31, 2013 both short- and long-term Treasury yields moved higher and the yield curve steepened.

After producing solid results during the first half of the reporting period, the US corporate bond market posted weak results as the period progressed. Initially supporting the corporate bond market were corporate profits that often exceeded expectations, cash-rich corporate balance sheets, low defaults and overall solid demand. While the fundamentals in the corporate bond market remained solid, the market sold off toward the end of 2012 and in January 2013 as interest rates rose sharply.

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PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Fund Insights

January 31, 2013 (continued)

Sector exposures largely contributed to the Funds’ performance

During the reporting period, the Funds’ outperformed the broad US fixed income market (as measured by the Barclays U.S. Aggregate Bond Index) as well as the US credit market (as measured by the Barclays U.S. Credit Index).

An allocation to Build America Bonds was rewarded, as these subsidized taxable municipal securities generally outperformed the broader market. An allocation to non-agency mortgage-backed securities helped performance, as these bonds generally outperformed the broader market, supported by positive supply/demand technicals. An overweight to the Financial sector was beneficial as it outperformed the broad credit market during the past six months. In addition, the Funds’ overweight and security selection within the Insurance sector was additive to performance. Finally, the Funds’ underweight to the long end of the yield curve helped performance as the yield curve steepened during the six months ended January 31, 2013.

On the downside, an underweighting to lower rated Telecommunications issues detracted from results as this sector outperformed the overall credit market.

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PIMCO Income Strategy Fund
Performance & Statistics

January 31, 2013 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	13.38%	16.05%
1 Year	33.28%	32.58%
5 Year	9.00%	8.80%
Commencement of Operations (8/29/03) to 1/31/13	6.56%	6.37%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (8/29/03) to 1/31/13	Market Price	$13.26
Market Price	NAV	$12.27
NAV	Premium to NAV	8.07%
	Market Price Yield(2)	7.18%
	Leverage Ratio(3)	21.20%

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PIMCO Income Strategy Fund II
Performance & Statistics

January 31, 2013 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	14.88%	14.03%
1 Year	32.41%	29.60%
5 Year	7.48%	5.78%
Commencement of Operations (10/29/04) to 1/31/13	4.61%	4.26%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (10/29/04) to 1/31/13	Market Price	$11.52
Market Price	NAV	$10.65
NAV	Premium to NAV	8.17%
	Market Price Yield(2)	7.46%
	Leverage Ratio(3)	20.63%

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares and includes the effect of any expense reductions. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about each Fund, market conditions, supply and demand for each Fund ‘s shares, or changes in each Fund’s dividends.

An investment in each Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly dividend per common share (comprised of net investment income) by the market price per common share at January 31, 2013.

(3) Represents Preferred Shares and Reverse Repurchase Agreements (collectively “Leverage”) outstanding, as a percentage of total managed assets. Total managed assets refers to total assets (including assets attributable to Leverage) minus liabilities (other than liabilities representing Leverage).

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2013 (unaudited)

Principal Amount (000s)		Value
CORPORATE BONDS & NOTES – 51.7%
Airlines – 1.5%
$900	American Airlines, Inc., 10.50%, 10/15/12 (d)	$1,046,250
	American Airlines Pass-Through Trust (d),
3,614	9.73%, 9/29/14	2,891,441
1,861	10.18%, 1/2/13 (b) (e)	2,103,263
		6,040,954
Auto Manufacturers – 2.3%
7,800	Ford Motor Co., 7.70%, 5/15/97	9,126,000
Banking – 24.2%
2,600	AgFirst Farm Credit Bank, 7.30%, 3/4/13 (a) (b) (c) (f) (i) (acquisition cost-$2,225,000; purchased 2/26/10-4/15/10)	2,600,000
	Ally Financial, Inc.,
475	5.90%, 1/15/19-10/15/19	467,307
535	6.00%, 2/15/19-9/15/19	524,147
538	6.05%, 8/15/19-10/15/19	529,968
20	6.10%, 9/15/19	19,749
31	6.125%, 10/15/19	30,578
1,345	6.15%, 8/15/19-10/15/19	1,323,737
22	6.20%, 4/15/19	21,674
1,406	6.25%, 2/15/16-7/15/19	1,397,863
120	6.30%, 8/15/19	118,794
1,468	6.35%, 2/15/16-4/15/19	1,458,165
629	6.40%, 3/15/16-11/15/19	623,164
2,021	6.50%, 2/15/16-5/15/19	1,988,478
383	6.55%, 12/15/19	378,414
24	6.60%, 5/15/18-6/15/19	23,654
71	6.65%, 6/15/18-10/15/18	70,550
197	6.70%, 6/15/18-6/15/19	195,087
464	6.75%, 4/15/13-6/15/19	465,214
208	6.80%, 9/15/16-10/15/18	205,954
968	6.85%, 4/15/16-5/15/18	968,462
341	6.875%, 8/15/16-7/15/18	339,677
182	6.90%, 6/15/17-8/15/18	181,738
151	6.95%, 6/15/17	149,556
721	7.00%, 12/15/16-9/15/18	714,850
81	7.05%, 3/15/18-4/15/18	80,304
160	7.125%, 10/15/17	158,404
40	7.15%, 3/15/25	39,465
75	7.20%, 10/15/17	74,563
929	7.25%, 6/15/16-9/15/18	924,854
25	7.30%, 1/15/18	24,756
396	7.35%, 4/15/18	394,005
57	7.50%, 6/15/16	57,263
45	7.55%, 5/15/16	44,519
47	7.75%, 10/15/17	46,469
110	8.125%, 11/15/17	109,127
110	9.00%, 7/15/20	109,996
£10,400	Barclays Bank PLC, 14.00%, 6/15/19 (f)	22,143,403
$600	BNP Paribas S.A., 7.195%, 6/25/37 (a) (c) (f)	627,300
€650	BPCE S.A., 9.00%, 3/17/15 (f)	913,461
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3,000	6.875%, 3/19/20	4,568,321

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value

Banking (continued)
$9,400	11.00%, 6/30/19 (a) (b) (c) (f) (i) (acquisition cost-$12,041,500; purchased 4/30/10-7/27/12)	$12,673,080
	Credit Agricole S.A. (f),
€2,000	7.875%, 10/26/19	2,873,107
$2,200	8.375%, 10/13/19 (a) (c)	2,411,750
	LBG Capital No. 1 PLC,
€500	6.439%, 5/23/20	674,657
200	7.375%, 3/12/20	279,451
£300	7.588%, 5/12/20	497,163
4,800	7.867%, 12/17/19	7,996,485
2,400	7.869%, 8/25/20	4,029,090
$1,400	8.00%, 6/15/20 (a) (b) (c) (f) (i) (acquisition cost-$1,174,250; purchased 2/2/10-3/23/10)	1,500,265
2,000	8.50%, 12/17/21 (a) (b) (c) (f) (i) (acquisition cost-$1,820,000; purchased 5/3/10)	2,143,236
£900	11.04%, 3/19/20	1,665,920
	LBG Capital No. 2 PLC,
534	9.125%, 7/15/20	921,331
2,500	11.25%, 9/14/23	4,641,033
$3,300	Santander Finance Preferred S.A. Unipersonal, 10.50%, 9/29/14 (f)	3,515,163
£2,000	Santander Issuances S.A. Unipersonal, 7.30%, 7/27/19 (converts to FRN on 9/27/14)	3,227,510
		94,162,231
Diversified Financial Services – 9.0%
$7,000	ILFC E-Capital Trust I, 4.54%, 12/21/65 (a) (c) (k)	5,600,000
	SLM Corp.,
6,200	8.00%, 3/25/20	7,207,500
12,200	8.45%, 6/15/18	14,596,202
8,200	Springleaf Finance Corp., 6.50%, 9/15/17	7,749,000
		35,152,702
Electric Utilities – 0.7%
1,900	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a) (c)	2,109,000
1,100	Dynegy Roseton LLC / Dynegy Danskammer LLC Pass-Through Trust, 7.67%, 11/8/16, Ser. B (b) (d)	27,500
400	PPL Capital Funding, Inc., 6.70%, 3/30/67 (converts to FRN on 3/30/17)	426,386
		2,562,886
Household Products/Wares – 0.2%
800	Reynolds Group Issuer, Inc., 9.00%, 4/15/19	848,000
Insurance – 12.2%
2,000	American General Institutional Capital B, 8.125%, 3/15/46 (a) (c)	2,615,000
	American International Group, Inc.,
4,000	6.25%, 3/15/87 (converts to FRN on 3/15/37) (h)	4,285,000
MXN8,000	7.98%, 6/15/17	614,096
€1,000	8.00%, 5/22/68 (converts to FRN on 5/22/18)	1,585,626
4,700	8.00%, 5/22/68 (converts to FRN on 5/22/18) (a) (b) (c) (i) (acquisition cost-$6,097,976; purchased 4/4/11-2/8/12)	7,452,444
$16,571	8.175%, 5/15/68 (converts to FRN on 5/15/38)	21,625,155
£1,350	8.625%, 5/22/68 (converts to FRN on 5/22/18)	2,644,263
3,500	8.625%, 5/22/68 (converts to FRN on 5/22/18) (a) (b) (c) (i) (acquisition cost-$5,656,211; purchased 4/19/12-5/7/12)	6,855,497
		47,677,081

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value

Oil & Gas – 0.2%
$600	SandRidge Energy, Inc., 8.00%, 6/1/18 (a) (c)	$633,000
Pipelines – 1.4%
5,000	NGPL PipeCo LLC, 7.768%, 12/15/37 (a) (c)	5,325,000
Total Corporate Bonds & Notes (cost-$177,107,213)		201,527,854

MORTGAGE-BACKED SECURITIES – 20.6%
127	Banc of America Alternative Loan Trust, 6.00%, 1/25/36 CMO	101,144
	Banc of America Funding Trust, CMO,
4,598	6.00%, 8/25/36	4,630,572
2,705	6.00%, 3/25/37	2,451,834
	BCAP LLC Trust, CMO (a) (c) (k),
1,200	5.425%, 3/26/37	166,800
511	11.955%, 6/26/36	97,608
	Bear Stearns ALT-A Trust, CMO (k),
912	2.901%, 9/25/35	710,564
363	2.958%, 11/25/36	249,833
	Chase Mortgage Finance Trust, CMO,
12	2.907%, 12/25/35 (k)	11,631
1,337	6.00%, 2/25/37	1,226,676
922	6.00%, 7/25/37	836,608
2,314	6.25%, 10/25/36	2,195,802
271	Citicorp Mortgage Securities Trust, 5.50%, 4/25/37 CMO	277,570
	Countrywide Alternative Loan Trust, CMO,
394	5.50%, 3/25/35	333,468
176	5.50%, 3/25/36	137,384
479	5.75%, 1/25/35	459,034
477	6.00%, 2/25/35	475,541
3,018	6.00%, 5/25/36	2,288,664
1,429	6.00%, 4/25/37	1,140,217
1,168	6.00%, 8/25/37	805,310
1,867	6.005%, 4/25/36 (k)	1,300,128
931	6.25%, 11/25/36	793,465
537	6.50%, 8/25/36	392,065
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
94	2.803%, 2/20/35 (k)	89,933
780	5.50%, 10/25/35	784,523
933	5.75%, 3/25/37	832,242
605	6.00%, 5/25/36	564,046
746	6.00%, 2/25/37	684,062
179	6.00%, 4/25/37	167,120
1,038	6.25%, 9/25/36	890,986
	Credit Suisse Mortgage Capital Certificates Mortgage-Backed Trust, CMO,
557	6.00%, 2/25/37	491,788
1,436	6.75%, 8/25/36	1,076,275
	GSR Mortgage Loan Trust, CMO,
240	5.50%, 5/25/36	219,159
6,200	6.00%, 2/25/36	6,011,380
67	Harborview Mortgage Loan Trust, 3.059%, 7/19/35 CMO (k)	56,723
2,323	IndyMac IMSC Mortgage Loan Trust, 6.50%, 7/25/37 CMO	1,477,326

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value

	JPMorgan Alternative Loan Trust, CMO,
$2,327	3.655%, 3/25/36 (k)	$1,833,306
1,975	5.65%, 3/25/37 (k)	1,425,871
1,200	6.31%, 8/25/36	863,483
	JPMorgan Mortgage Trust, CMO,
729	3.058%, 2/25/36 (k)	659,106
1,364	5.00%, 3/25/37	1,229,824
708	5.325%, 1/25/37 (k)	613,883
129	5.75%, 1/25/36	122,086
370	6.00%, 8/25/37	326,805
4,453	New Century Alternative Mortgage Loan Trust, 6.173%, 7/25/36 CMO (k)	3,164,674
	Residential Accredit Loans, Inc., CMO,
3,854	5.75%, 1/25/34	4,164,595
580	6.00%, 6/25/36	475,771
	Residential Asset Securitization Trust, CMO,
1,224	5.75%, 2/25/36	1,030,975
483	6.00%, 9/25/36	313,278
874	6.00%, 3/25/37	693,493
2,087	6.00%, 5/25/37	1,923,346
1,263	6.00%, 7/25/37	1,047,666
2,128	6.25%, 9/25/37	1,524,828
	Residential Funding Mortgage Securities I, CMO,
2,344	5.704%, 8/25/36 (k)	1,966,807
365	6.00%, 9/25/36	338,165
908	6.00%, 1/25/37	820,826
4,646	6.00%, 6/25/37	4,140,122
	Structured Adjustable Rate Mortgage Loan Trust, CMO (k),
1,706	5.259%, 1/25/36	1,335,002
3,007	5.315%, 5/25/36	2,618,186
993	5.487%, 7/25/36	943,610
2,098	5.516%, 11/25/36	1,648,290
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO (k),
2,613	5.478%, 4/25/37	2,200,663
431	5.803%, 2/25/37	367,317
	WaMu Mortgage Pass-Through Certificates, CMO (k),
264	2.686%, 9/25/36	219,050
912	5.144%, 2/25/37	883,011
1,211	6.087%, 10/25/36	1,123,285
961	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, 6.50%, 8/25/34 CMO	990,879
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
1,596	2.603%, 7/25/36 (k)	1,476,658
466	2.622%, 7/25/36 (k)	427,736
235	2.71%, 4/25/36 (k)	222,954
971	5.082%, 8/25/36 (k)	914,280
641	5.75%, 3/25/37	611,432
394	6.00%, 6/25/37	389,603
582	6.00%, 7/25/37	573,092
Total Mortgage-Backed Securities (cost-$72,408,941)		80,051,439

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
MUNICIPAL BONDS – 5.5%
California – 2.8%
$5,000	Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47, Ser. A-1	$4,321,100
900	Long Beach Redev. Agcy., Tax Allocation, 8.36%, 8/1/40	987,399
1,100	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	1,279,399
600	Riverside Cnty. Economic Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	626,484
3,600	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	3,511,800
		10,726,182
Texas – 2.7%
9,000	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	10,720,620
Total Municipal Bonds (cost-$18,601,413)		21,446,802

Shares
PREFERRED STOCK (j) – 2.8%
Banking – 2.8%
100,000	Ally Financial, Inc., 8.50%, 5/15/16, Ser. A (f)	2,632,000
90,200	CoBank Acb, 11.00%, 7/1/13, Ser. C (a) (b) (c) (f) (i) (acquisition cost-$4,973,200; purchased 8/31/10-2/1/11)	4,622,750
137,000	GMAC Capital Trust I, 8.125%, 2/15/16, Ser. 2	3,653,790
Total Preferred Stock (cost-$10,880,400)		10,908,540

Principal Amount (000s)
ASSET-BACKED SECURITIES – 1.0%
$1,136	Asset-Backed Funding Certificates, 0.424%, 5/25/37 (a) (c) (k)	909,971
293	Bear Stearns Asset-Backed Securities Trust, 6.50%, 10/25/36	240,411
1,025	GSAA Home Equity Trust, 6.295%, 6/25/36	669,641
553	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	554,804
264	Mid-State Trust IV, 8.33%, 4/1/30	275,884
828	Mid-State Trust VII, 6.34%, 10/15/36	875,533
652	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47 (k)	480,330
Total Asset-Backed Securities (cost-$3,742,111)		4,006,574

SHORT-TERM INVESTMENTS – 18.4%
Repurchase Agreements – 17.7%
10,000	BNP Paribas Securities Corp., dated 1/31/13, 0.16%, due 2/1/13, proceeds $10,000,044; collateralized by U.S. Treasury Bonds, 5.25%, due 2/15/29, valued at $10,208,477 including accrued interest	10,000,000
43,200	Deutsche Bank Securities, Inc., dated 1/31/13, 0.16%, due 2/1/13, proceeds $43,200,192; collateralized by U.S. Treasury Inflation Protected Securities, 0.625%, due 4/15/13, valued at $44,076,217 including accrued interest	43,200,000

PIMCO Income Strategy Fund
12	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund Schedule of Investments

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value

Repurchase Agreements (continued)
$4,100	JPMorgan Securities, Inc., dated 1/31/13, 0.18%, due 2/1/13, proceeds $4,100,021; collateralized by Freddie Mac, 2.255%, due 12/5/22, valued at $4,192,103 including accrued interest	$4,100,000
11,100	Morgan Stanley & Co., Inc., dated 1/31/13, 0.17%, due 2/1/13, proceeds $11,100,052; collateralized by U.S. Treasury Bonds, 3.75%, due 8/15/41, valued at $11,324,597 including accrued interest	11,100,000
595	State Street Bank and Trust Co., dated 1/31/13, 0.01%, due 2/1/13, proceeds $595,000; collateralized by Freddie Mac, 1.96%, due 11/7/22, valued at $610,821 including accrued interest	595,000
Total Repurchase Agreements (cost-$68,995,000)		68,995,000
Commercial Paper – 0.6%
2,300	Ford Motor Credit Co., 0.52%, 2/11/13 (a) (l) (cost-$2,299,668)	2,299,668
U.S. Treasury Obligations (g) (l) – 0.1%
460	U.S. Treasury Bills, 0.042%, 2/21/13 (cost-$459,989)	459,989
Total Short-Term Investments (cost-$71,754,657)		71,754,657
Total Investments (cost-$354,494,735) – 100.0%		$389,695,866

Notes to Schedule of Investments:
(a)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $60,642,369, representing 15.6% of total investments.
(b)	Illiquid.
(c)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.
(e)	Fair-Valued–Security with a value of $2,103,263, representing 0.5% of total investments. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(f)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(h)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(i)	Restricted. The aggregate acquisition cost of such securities is $33,988,137. The aggregate market value is $37,847,272, representing 9.7% of total investments.
(j)	Dividend rate fixed until the first call date and variable thereafter.
(k)	Variable or Floating Rate Security–Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on January 31, 2013.
(l)	Rates reflect the effective yields at purchase date.

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1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	13

PIMCO Income Strategy Fund Notes to Schedule of Investments

January 31, 2013 (unaudited)

(m)	Credit default swap agreements outstanding at January 31, 2013:

OTC sell protection swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (1)	Credit Spread	Termination Date	Payments Received	Value (2)	Upfront Premiums Paid (Received)	Unrealized Appreciation
Goldman Sachs:
HCA	$1,500	0.79%	9/20/13	3.00%	$26,505	$–	$26,505

(1)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2013 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	OTC interest rate swap agreements outstanding at January 31, 2013:

Rate Type
Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
Bank of America	$55,300	3/20/20	3-Month USD-LIBOR	1.65%	$123,592	$2,281	$121,311
Goldman Sachs	28,000	6/18/18	3-Month USD-LIBOR	1.25%	(27,831)	5,208	(33,039)
Royal Bank of Scotland	216,000	5/29/18	3-Month USD-LIBOR	1.75%	1,388,952	1,040,841	348,111
$1,484,713	$1,048,330	$436,383

(o)	Forward foreign currency contracts outstanding at January 31, 2013:

Counterparty	U.S.$ Value on Origination Date	U.S.$ Value January 31, 2013	Unrealized Appreciation (Depreciation)
Purchased:
12,018,000 British Pound settling 2/4/13	Barclays Bank	$18,959,597	$19,060,549	$100,952
12,018,000 British Pound settling 2/4/13	Credit Suisse First Boston	18,903,112	19,060,549	157,437
709,000 British Pound settling 2/4/13	Royal Bank of Canada	1,139,669	1,124,474	(15,195)
6,975,000 Chinese Yuan Renminbi settling 2/1/13	JPMorgan Chase	1,110,563	1,121,599	11,036
6,975,000 Chinese Yuan Renminbi settling 2/1/13	UBS	1,112,706	1,121,599	8,893
169,437 Euro settling 2/7/13	Deutsche Bank	230,000	230,065	65
930,000 Euro settling 2/4/13	Royal Bank of Canada	1,242,948	1,262,755	19,807
14,349,000 Euro settling 2/4/13	UBS	19,287,926	19,483,085	195,159
321,355 Mexican Peso settling 4/3/13	HSBC Bank	25,233	25,128	(105)

PIMCO Income Strategy Fund
14	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund Notes to Schedule of Investments

January 31, 2013 (unaudited) (continued)

	Counterparty		U.S.$ Value on Origination Date	U.S.$ Value January 31, 2013	Unrealized Appreciation (Depreciation)
Sold:
12,018,000 British Pound settling 3/4/13	Barclays Bank		$18,956,460	$19,057,544	$(101,084)
3,243,000 British Pound settling 2/4/13	Citigroup		5,205,709	5,143,398	62,311
12,017,000 British Pound settling 3/4/13	Citigroup		19,043,977	19,055,959	(11,982)
12,018,000 British Pound settling 3/4/13	Credit Suisse First Boston		18,900,084	19,057,545	(157,461)
33,069,000 British Pound settling 2/4/13	Goldman Sachs		53,844,103	52,447,436	1,396,667
450,000 British Pound settling 2/4/13	JPMorgan Chase		713,339	713,700	(361)
6,975,000 Chinese Yuan Renminbi settling 2/1/13	JPMorgan Chase		1,112,263	1,121,599	(9,336)
6,975,000 Chinese Yuan Renminbi settling 2/1/13	UBS		1,110,563	1,121,599	(11,036)
14,999,000 Euro settling 2/4/13	Citigroup		19,577,005	20,365,656	(788,651)
60,000 Euro settling 2/4/13	JPMorgan Chase		80,781	81,468	(687)
220,000 Euro settling 2/4/13	UBS		293,066	298,716	(5,650)
14,349,000 Euro settling 3/4/13	UBS		19,291,441	19,486,242	(194,801)
7,492,955 Mexican Peso settling 4/3/13	JPMorgan Chase		573,316	585,920	(12,604)
					$643,374

(p)	At January 31, 2013, the Fund held $3,540,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(q)	Open reverse repurchase agreements at January 31, 2013:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
UBS	1.00%	8/29/12	2/28/13	$3,852,623	$3,836,000

(r)

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2013 was $24,295,951 at a weighted average interest rate of 0.67%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at January 31, 2013 was $4,285,000.

At January 31, 2013, the Fund held Corporate Bonds valued at $214,814 as collateral for reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

PIMCO Income Strategy Fund
1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	15

PIMCO Income Strategy Fund Notes to Schedule of Investments

January 31, 2013 (unaudited) (continued)

(s) Fair Value Measurement – See Note 1(b) in Notes to Financial Statements
Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 1/31/13
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$–	$1,046,250	$4,994,704	$6,040,954
All Other	–	195,486,900	–	195,486,900
Mortgage-Backed Securities	–	79,787,031	264,408	80,051,439
Municipal Bonds	–	21,446,802	–	21,446,802
Preferred Stock	6,285,790	4,622,750	–	10,908,540
Asset-Backed Securities	–	4,006,574	–	4,006,574
Short-Term Investments	–	71,754,657	–	71,754,657
6,285,790	378,150,964	5,259,112	389,695,866
Other Financial Instruments* – Assets
Credit Contracts	–	26,505	–	26,505
Foreign Exchange Contracts	–	1,952,327	–	1,952,327
Interest Rate Contracts	–	469,422	–	469,422
–	2,448,254	–	2,448,254
Other Financial Instruments* – Liabilities
Foreign Exchange Contracts	–	(1,308,953)	–	(1,308,953)
Interest Rate Contracts	–	(33,039)	–	(33,039)
–	(1,341,992)	–	(1,341,992)
Totals	$6,285,790	$379,257,226	$5,259,112	$390,802,128

At January 31, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended January 31, 2013, was as follows:

Beginning Balance 7/31/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 1/31/13
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$4,353,771	$–	$(159,098)	$–	$13,135	$786,896	$–	$–	$4,994,704
Electric Utilities	709,500	–	(554,925	)†	21,529	–	(148,604)	–	(27,500)	–
Mortgage-Backed Securities	136,790	–	(248,912)	11,033	205,536	(6,839)	166,800	–	264,408
Preferred Stock:
Banking	4,654,320	–	–	–	–	(31,570)	–	(4,622,750)	–
Totals	$9,854,381	$–	$(962,935)	$32,562	$218,671	$599,883	$166,800	$(4,650,250)	$5,259,112

PIMCO Income Strategy Fund
16	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund Notes to Schedule of Investments

January 31, 2013 (unaudited) (continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at January 31, 2013.
	Ending Balance at 1/31/13	Valuation Technique Used	Unobservable Inputs		Input Values
Investments in Securities – Assets
Corporate Bonds & Notes	$2,891,441	Third-Party Pricing Vendor	Single Broker Quote		$80.00
	2,103,263	Analytical Model	Estimated Recovery Value		$113.00
Mortgage-Backed Securities	264,408	Third-Party Pricing Vendor	Single Broker Quote		$13.90-$19.10

†		Reduction of cost due to corporate action.
*		Other financial instruments are derivatives, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**		Transferred out of Level 2 into Level 3 because the price provided by third-party pricing vendor was a single broker quote.
***		Transferred out of Level 3 into Level 2 because evaluated price with observable inputs from a third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments held at January 31, 2013, was $780,370. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statement of Operations.

(t)		The following is a summary of the fair valuation of derivative instruments categorized by risk exposure:

The effect of derivatives on the Statement of Assets and Liabilities at January 31, 2013:

Location		Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of OTC swaps		$469,422	$26,505	$–	$495,927
Unrealized appreciation of forward foreign currency contracts		–	–	1,952,327	1,952,327
Total asset derivatives		$469,422	$26,505	$1,952,327	$2,448,254
Liability derivatives:
Unrealized depreciation of OTC swaps		$(33,039)	$–	$–	$(33,039)
Unrealized depreciation of forward foreign currency contracts		–	–	(1,308,953)	(1,308,953)
Total liability derivatives		$(33,039)	$–	$(1,308,953)	$(1,341,992)

PIMCO Income Strategy Fund
1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	17

PIMCO Income Strategy Fund Notes to Schedule of Investments

January 31, 2013 (unaudited) (continued)

The effect of derivatives on the Statement of Operations for the six months ended January 31, 2013:
Location		Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Swaps		$1,316,448	$22,875	$–	$1,339,323
Foreign currency transactions (forward foreign currency contracts)		–	–	(2,750,466)	(2,750,466)
Total net realized gain (loss)		$1,316,448	$22,875	$(2,750,466)	$(1,411,143)
Net change in unrealized appreciation/depreciation of:
Swaps		$(825,903)	$(4,307)	$–	$(830,210)
Foreign currency transactions (forward foreign currency contracts)		–	–	731,665	731,665
Total net change in unrealized appreciation/depreciation		$(825,903)	$(4,307)	$731,665	$(98,545)

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended January 31, 2013:

Forward Foreign Currency Contracts (1)		Credit Default Swap Agreements (2)		Interest Rate Swap
Purchased	Sold	Sell		Agreements (2)
$55,930,604	$132,983,898	$1,500		$262,200

(1)			U.S. $ Value on origination date
(2)			Notional Amount (in thousands)

Glossary:
£	- British Pound
CMO	- Collateralized Mortgage Obligation
€	- Euro
FRN	- Floating Rate Note
GO	- General Obligation Bond
LIBOR	- London Inter-Bank Offered Rate
MXN	- Mexican Peso
OTC	- Over-the-Counter

PIMCO Income Strategy Fund
18	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2013 (unaudited)

Principal Amount (000s)		Value
CORPORATE BONDS & NOTES – 46.2%

Airlines – 1.4%
	American Airlines Pass-Through Trust (d),
$7,362	9.73%, 9/29/14	$5,889,544
3,834	10.18%, 1/2/13 (b) (e)	4,332,412
622	United Air Lines Pass-Through Trust, 10.40%, 5/1/18	721,470
		10,943,426
Banking – 21.4%
5,500	AgFirst Farm Credit Bank, 7.30%, 3/4/13 (a) (b) (c) (f) (i) (acquisition cost-$4,709,000; purchased 2/26/10-4/15/10)	5,500,000
	Ally Financial, Inc.,
416	5.25%, 1/15/14	418,576
315	5.35%, 1/15/14	316,856
130	5.70%, 6/15/13	129,829
561	5.75%, 1/15/14	560,992
568	5.90%, 1/15/19-2/15/19	559,006
2,150	6.00%, 12/15/13-9/15/19	2,128,766
486	6.10%, 9/15/19	479,897
159	6.125%, 10/15/19	156,838
848	6.15%, 8/15/19-10/15/19	835,669
675	6.20%, 4/15/19	664,990
547	6.25%, 12/15/18-7/15/19	541,543
2,244	6.35%, 4/15/16-7/15/19	2,227,244
463	6.375%, 1/15/14	463,089
1,516	6.50%, 9/15/16-5/15/19	1,508,677
1,172	6.60%, 8/15/16-6/15/19	1,154,968
132	6.65%, 10/15/18	130,149
781	6.70%, 5/15/14-12/15/19	773,897
3,696	6.75%, 6/15/14-5/15/19	3,678,428
104	6.80%, 9/15/16-9/15/18	103,897
207	6.85%, 4/15/16	207,040
7	6.875%, 7/15/18	6,932
645	6.90%, 7/15/18-8/15/18	640,885
135	6.95%, 6/15/17	133,709
10,133	7.00%, 8/15/16-11/15/24	10,044,400
329	7.05%, 3/15/18-4/15/18	325,567
6	7.15%, 9/15/18	5,962
477	7.20%, 10/15/17	473,915
1,292	7.25%, 6/15/16-4/15/18	1,285,078
542	7.30%, 12/15/17-1/15/18	536,925
223	7.35%, 1/15/17-4/15/18	219,150
80	7.375%, 11/15/16-4/15/18	79,000
166	7.40%, 12/15/17	166,602
2,692	7.50%, 11/15/16-12/15/17	2,691,646
40	8.00%, 3/15/17	39,698
3	8.125%, 11/15/17	2,976
25	8.20%, 3/15/17	24,983
24	8.40%, 8/15/15	24,101
224	9.00%, 7/15/20	223,993
£20,400	Barclays Bank PLC, 14.00%, 6/15/19 (f)	43,435,136
$6,700	BBVA Bancomer S.A., 7.25%, 4/22/20 (a) (c)	7,638,000
1,100	BNP Paribas S.A., 7.195%, 6/25/37 (a) (c) (f)	1,150,050

PIMCO Income Strategy Fund
1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	19

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value

Banking (continued)
€10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 6.875%, 3/19/20	$15,227,737
£2,000	Credit Agricole S.A., 8.125%, 10/26/19 (f)	3,270,570
	LBG Capital No. 1 PLC,
€500	6.439%, 5/23/20	674,657
500	7.375%, 3/12/20	698,629
£300	7.588%, 5/12/20	497,163
10,200	7.867%, 12/17/19	16,992,531
1,000	7.869%, 8/25/20	1,678,787
$4,500	7.875%, 11/1/20 (a) (b) (c) (i) (acquisition cost-$3,985,000; purchased 3/17/10-3/23/10)	4,977,000
£4,700	11.04%, 3/19/20	8,699,805
	LBG Capital No. 2 PLC,
€8,900	8.875%, 2/7/20	13,167,193
£300	12.75%, 8/10/20	570,960
€1,100	15.00%, 12/21/19	2,102,514
	Santander Finance Preferred S.A. Unipersonal (f),
$6,700	10.50%, 9/29/14	7,136,847
£800	11.30%, 7/27/14	1,326,150
		168,709,602
Diversified Financial Services – 5.7%
$1,800	AGFC Capital Trust I, 6.00%, 1/15/67 (converts to FRN on 1/15/17) (a) (c)	1,233,000
11,000	ILFC E-Capital Trust II, 6.25%, 12/21/65 (converts to FRN on 12/21/15) (a) (c)	9,652,500
900	International Lease Finance Corp., 6.375%, 3/25/13	907,200
	SLM Corp.,
5,000	5.625%, 8/1/33	4,712,500
10,700	8.00%, 3/25/20	12,438,750
	Springleaf Finance Corp.,
€3,200	4.125%, 11/29/13	4,373,205
$11,800	6.50%, 9/15/17	11,151,000
		44,468,155
Electric Utilities – 2.1%
3,900	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a) (c)	4,329,000
8,376	AES Red Oak LLC, 8.54%, 11/30/19	9,151,032
4,500	Ameren Energy Generating Co., 7.95%, 6/1/32	2,745,000
2,300	Dynegy Roseton LLC / Dynegy Danskammer LLC Pass-Through Trust, 7.67%, 11/8/16, Ser. B (b) (d)	57,500
		16,282,532
Household Products/Wares – 0.2%
1,700	Reynolds Group Issuer, Inc., 9.00%, 4/15/19	1,802,000
Insurance – 15.2%
3,000	American General Institutional Capital A, 7.57%, 12/1/45 (a) (c)	3,678,750
5,000	American General Institutional Capital B, 8.125%, 3/15/46 (a) (c)	6,537,500
	American International Group, Inc.,
1,900	6.25%, 3/15/87 (converts to FRN on 3/15/37)	2,035,375
MXN16,000	7.98%, 6/15/17	1,228,193
€2,000	8.00%, 5/22/68 (converts to FRN on 5/22/18)	3,171,253
12,800	8.00%, 5/22/68 (converts to FRN on 5/22/18) (a) (b) (c) (i) (acquisition cost-$13,831,236; purchased 7/13/10-2/8/12)	20,296,017
$31,750	8.175%, 5/15/68 (converts to FRN on 5/15/38)	41,433,750
£8,050	8.625%, 5/22/68 (converts to FRN on 5/22/18)	15,767,641

PIMCO Income Strategy Fund
20	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value

Insurance (continued)
£1,600	8.625%, 5/22/68 (converts to FRN on 5/22/18) (a) (b) (c) (i) (acquisition cost-$2,598,018; purchased 4/19/12-5/7/12)	$3,133,941
$1,700	AXA S.A., 6.463%, 12/14/18 (a) (c) (f)	1,700,000
1,400	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a) (b) (c) (f) (h) (i) (acquisition cost-$1,323,000; purchased 3/15/11)	1,579,190
15,000	Metlife Capital Trust IV, 7.875%, 12/15/67 (converts to FRN on 12/15/37) (a) (c)	18,750,000
		119,311,610
Telecommunications – 0.2%
1,500	CenturyLink, Inc., 7.60%, 9/15/39	1,537,151
Total Corporate Bonds & Notes (cost-$302,604,873)		363,054,476

MORTGAGE-BACKED SECURITIES – 21.9%
297	Banc of America Alternative Loan Trust, 6.00%, 1/25/36 CMO	236,002
	Banc of America Funding Trust, CMO,
83	5.618%, 1/20/47 (k)	64,297
12,740	6.00%, 3/25/37	11,547,349
	BCAP LLC Trust, CMO (a) (c) (k),
1,628	2.979%, 5/26/36	65,750
2,500	5.425%, 3/26/37	347,500
2,847	9.205%, 5/26/37	451,257
1,022	11.955%, 6/26/36	195,215
2,328	Bear Stearns Adjustable Rate Mortgage Trust, 3.102%, 10/25/34 CMO (k)	1,945,152
	Bear Stearns ALT-A Trust, CMO (k),
1,906	2.901%, 9/25/35	1,485,725
590	2.958%, 11/25/36	405,979
	Chase Mortgage Finance Trust, CMO,
25	2.907%, 12/25/35 (k)	23,262
148	5.50%, 5/25/36	147,066
	Citicorp Mortgage Securities Trust, CMO,
541	5.50%, 4/25/37	555,140
4,335	6.00%, 9/25/37	4,531,372
	Countrywide Alternative Loan Trust, CMO,
811	5.50%, 3/25/35	686,553
2,046	5.50%, 1/25/36	1,811,196
286	5.50%, 3/25/36	223,250
996	5.75%, 1/25/35	953,378
1,694	5.75%, 12/25/36	1,367,789
992	6.00%, 2/25/35	989,640
6,198	6.00%, 5/25/36	4,699,623
4,248	6.00%, 4/25/37	3,358,214
2,433	6.00%, 8/25/37	1,677,730
3,853	6.005%, 4/25/36 (k)	2,682,188
1,913	6.25%, 11/25/36	1,631,011
1,074	6.50%, 8/25/36	784,130
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
1,950	5.75%, 3/25/37	1,740,143
1,228	6.00%, 5/25/36	1,145,185
1,492	6.00%, 2/25/37	1,368,124
6,461	6.00%, 3/25/37	5,960,195
2,134	6.25%, 9/25/36	1,831,471

PIMCO Income Strategy Fund
1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	21

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value

	Credit Suisse Mortgage Capital Certificates Mortgage-Backed Trust, CMO,
$3,208	5.863%, 2/25/37 (k)	$2,094,328
2,912	6.75%, 8/25/36	2,182,446
3,242	First Horizon Alternative Mortgage Securities Trust, 6.00%, 8/25/36 CMO	2,797,764
2,652	First Horizon Mortgage Pass-Through Trust, 2.706%, 11/25/35 CMO (k)	2,007,332
4,911	IndyMac IMSC Mortgage Loan Trust, 6.50%, 7/25/37 CMO	3,122,530
	JPMorgan Alternative Loan Trust, CMO,
4,158	2.858%, 5/25/36 (k)	3,095,200
4,914	3.655%, 3/25/36 (k)	3,870,313
2,716	5.65%, 3/25/37 (k)	1,960,573
2,500	6.31%, 8/25/36	1,798,924
	JPMorgan Mortgage Trust, CMO,
1,264	3.058%, 2/25/36 (k)	1,142,450
1,127	5.221%, 10/25/35 (k)	1,130,193
1,560	5.50%, 4/25/36	1,580,454
257	5.75%, 1/25/36	244,172
647	6.00%, 8/25/37	571,908
244	6.50%, 9/25/35	245,837
	Lehman Mortgage Trust, CMO,
2,072	6.00%, 7/25/36	1,683,665
3,936	6.00%, 7/25/37	3,426,886
1,481	MASTR Asset Securitization Trust, 6.50%, 11/25/37 CMO	1,331,818
5,937	Morgan Stanley Mortgage Loan Trust 2006-6AR, 5.206%, 5/25/36 CMO (k)	4,621,406
9,443	New Century Alternative Mortgage Loan Trust, 6.173%, 7/25/36 CMO (k)	6,711,291
60	Nomura Asset Acceptance Corp. Alternative Loan Trust, 4.976%, 5/25/35 CMO	56,995
	Residential Accredit Loans, Inc., CMO,
7,876	5.75%, 1/25/34	8,510,259
1,160	6.00%, 6/25/36	951,543
874	6.00%, 8/25/36	727,665
	Residential Asset Securitization Trust, CMO,
2,531	5.75%, 2/25/36	2,132,057
965	6.00%, 9/25/36	626,556
3,177	6.00%, 3/25/37	2,521,792
4,354	6.00%, 5/25/37	4,012,313
2,685	6.00%, 7/25/37	2,226,291
4,539	6.25%, 9/25/37	3,252,967
	Residential Funding Mortgage Securities I, CMO,
4,621	3.585%, 9/25/35 (k)	4,309,336
4,076	5.704%, 8/25/36 (k)	3,420,533
9,540	6.00%, 6/25/37	8,501,472
2,069	6.25%, 8/25/36	1,949,648
	Structured Adjustable Rate Mortgage Loan Trust, CMO (k),
5,119	5.259%, 1/25/36	4,005,006
6,276	5.315%, 5/25/36	5,465,463
2,022	5.487%, 7/25/36	1,920,920
4,288	5.516%, 11/25/36	3,368,244
862	Suntrust Adjustable Rate Mortgage Loan Trust, 5.803%, 2/25/37 CMO (k)	734,634
	WaMu Mortgage Pass-Through Certificates, CMO (k),
1,823	5.144%, 2/25/37	1,766,022
2,423	6.087%, 10/25/36	2,246,570
98	Washington Mutual Mortgage Pass-Through Certificates, 6.00%, 6/25/37 CMO	82,593
2,097	Wells Fargo Alternative Loan Trust, 6.00%, 7/25/37 CMO	1,986,101

PIMCO Income Strategy Fund
22	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value

	Wells Fargo Mortgage-Backed Securities Trust, CMO,
$3,199	2.603%, 7/25/36 (k)	$2,959,658
975	2.622%, 7/25/36 (k)	894,358
471	2.71%, 4/25/36 (k)	445,907
1,619	5.082%, 8/25/36 (k)	1,523,800
1,282	5.75%, 3/25/37	1,222,863
Total Mortgage-Backed Securities (cost-$155,993,597)		172,351,942

MUNICIPAL BONDS – 8.6%

California – 5.4%
1,650	City & Cnty. of San Francisco Redev. Agcy., Tax Allocation, 8.406%, 8/1/39	1,987,244
3,000	La Quinta Financing Auth., Tax Allocation, 8.07%, 9/1/36, Ser. A	3,263,010
4,000	Long Beach Redev. Agcy., Tax Allocation, 8.11%, 8/1/30	4,367,160
11,600	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	13,491,844
1,200	Riverside Cnty. Economic Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	1,252,968
9,200	State Public Works Board Rev., 7.804%, 3/1/35, Ser. B-2	10,626,276
7,500	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	7,316,250
		42,304,752
Texas – 3.2%
21,500	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	25,610,370
Total Municipal Bonds (cost-$64,003,584)		67,915,122

Shares

PREFERRED STOCK – 5.9%

Banking – 4.2%
248,000	Ally Financial, Inc., 7.30%, 3/14/13	6,299,200
397,300	CoBank Acb, 11.00%, 7/1/13, Ser. C (a) (b) (c) (f) (i) (j) (acquisition cost-$21,899,400; purchased 2/26/10-3/23/11)	20,361,625
255,400	GMAC Capital Trust I, 8.125%, 2/15/40, Ser. 2 (j)	6,811,518
		33,472,343
Diversified Financial Services – 1.7%
260,000	Citigroup Capital XIII, 7.875%, 10/30/15 (j)	7,243,600
5,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (f)	6,034,375
		13,277,975
Total Preferred Stock (cost-$45,055,128)		46,750,318

Principal Amount (000s)

ASSET-BACKED SECURITIES – 1.4%

$2,392	Asset-Backed Funding Certificates, 0.424%, 5/25/37 (a) (c) (k)	1,915,730
468	Bear Stearns Asset-Backed Securities Trust, 6.50%, 10/25/36	384,657
2,136	GSAA Home Equity Trust, 6.295%, 6/25/36	1,395,086
5,177	Indymac Residential Asset-Backed Trust, 0.364%, 7/25/37 (k)	3,199,994
1,130	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	1,132,726
453	Mid-State Trust IV, 8.33%, 4/1/30	473,954
1,735	Mid-State Trust VII, 6.34%, 10/15/36	1,835,795

PIMCO Income Strategy Fund
1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	23

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value

$1,303	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47 (k)	$960,659
Total Asset-Backed Securities (cost-$10,964,376)		11,298,601

SHORT-TERM INVESTMENTS – 16.0%

Repurchase Agreements – 14.7%
2,000	Barclays Capital, Inc., dated 1/31/13, 0.18%, due 2/1/13, proceeds $2,000,010; collateralized by Fannie Mae, 3.50%, due 9/1/42, valued at $2,072,096 including accrued interest	2,000,000
13,000	BNP Paribas Securities Corp., dated 1/31/13, 0.18%, due 2/1/13, proceeds $13,000,065; collateralized by Ginnie Mae, 4.00%, due 5/20/42, valued at $13,463,102 including accrued interest	13,000,000
5,500	Morgan Stanley & Co., Inc., dated 1/31/13, 0.17%, due 2/1/13, proceeds $5,500,026; collateralized by U.S. Treasury Bonds, 4.25%, due 11/15/40, valued at $5,616,490 including accrued interest	5,500,000
94,500	RBC Capital Markets LLC, dated 1/31/13, 0.17%, due 2/1/13, proceeds $94,500,446; collateralized by U.S. Treasury Notes, 0.25%, due 7/15/15, valued at $96,429,668 including accrued interest	94,500,000
508	State Street Bank and Trust Co., dated 1/31/13, 0.01%, due 2/1/13, proceeds $508,000; collateralized by Freddie Mac, 1.96%, due 11/7/22, valued at $522,862 including accrued interest	508,000
Total Repurchase Agreements (cost-$115,508,000)		115,508,000

Commercial Paper – 0.9%
6,800	Ford Motor Credit Co., 0.52%, 2/11/13 (a) (l) (cost-$6,799,018)	6,799,018
U.S. Treasury Obligations (g) (l) – 0.4%
2,791	U.S. Treasury Bills, 0.032%-0.053%, 2/7/13-3/7/13 (cost-$2,790,923)	2,790,923
Total Short-Term Investments (cost-$125,097,941)		125,097,941
Total Investments (cost-$703,719,499) – 100.0%		$786,468,400

PIMCO Income Strategy Fund
24	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund II Notes to Schedule of Investments

January 31, 2013 (unaudited)

(a)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $120,291,043, representing 15.3% of total investments.
(b)	Illiquid.
(c)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.
(e)	Fair-Valued–Security with a value of $4,332,412, representing 0.6% of total investments. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(f)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(h)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(i)	Restricted. The aggregate acquisition cost of such securities is $48,345,654. The aggregate market value is $55,847,773, representing 7.1% of total investments.
(j)	Dividend rate fixed until the first call date and variable thereafter.
(k)	Variable or Floating Rate Security–Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on January 31, 2013.
(l)	Rates reflect the effective yields at purchase date.
(m)	OTC Interest rate swap agreements outstanding at January 31, 2013:

Rate Type
Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
Bank of America	$115,100	3/20/20	3-Month USD-LIBOR	1.65%	$257,243	$4,748	$252,495
Goldman Sachs	40,000	6/18/18	3-Month USD-LIBOR	1.25%	(39,759)	7,440	(47,199)
Royal Bank of Scotland	454,000	5/29/18	3-Month USD-LIBOR	1.75%	2,919,370	2,187,694	731,676
$3,136,854	$2,199,882	$936,972

(n)	Forward foreign currency contracts outstanding at January 31, 2013:

Counterparty	U.S.$Value on Origination Date	U.S.$Value January 31, 2013	Unrealized Appreciation (Depreciation)
Purchased:
20,581,000 British Pound settling 2/4/13	Barclays Bank	$32,468,586	$32,641,467	$172,881
20,580,000 British Pound settling 2/4/13	Credit Suisse First Boston	32,370,282	32,639,881	269,599
12,440,000 British Pound settling 2/4/13	Royal Bank of Scotland	20,047,122	19,729,841	(317,281)
14,273,000 Chinese Yuan Renminbi settling 2/1/13	JPMorgan Chase	2,272,553	2,295,137	22,584
14,273,000 Chinese Yuan Renminbi settling 2/1/13	UBS	2,276,940	2,295,137	18,197
405,174 Euro settling 2/7/13	Deutsche Bank	550,000	550,156	156
15,320,000 Euro settling 2/4/13	HSBC Bank	20,452,485	20,801,510	349,025
82,000 Euro settling 2/4/13	Morgan Stanley	109,611	111,340	1,729

PIMCO Income Strategy Fund
1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	25

PIMCO Income Strategy Fund II Notes to Schedule of Investments

January 31, 2013 (unaudited) (continued)

Counterparty	U.S.$Value on Origination Date	U.S.$Value January 31, 2013	Unrealized Appreciation (Depreciation)
46,802,000 Euro settling 2/4/13	UBS	$62,911,249	$63,547,798	$636,549
636,091 Mexican Peso settling 4/3/13	HSBC Bank	49,947	49,740	(207)

Sold:
20,581,000 British Pound settling 3/4/13	Barclays Bank	32,463,214	32,636,322	(173,108)
5,785,000 British Pound settling 2/4/13	Citigroup	9,286,163	9,175,010	111,153
20,580,000 British Pound settling 3/4/13	Citigroup	32,614,216	32,634,736	(20,520)
20,580,000 British Pound settling 3/4/13	Credit Suisse First Boston	32,365,096	32,634,736	(269,640)
67,816,000 British Pound settling 2/4/13	Goldman Sachs	110,420,385	107,556,180	2,864,205
580,000 British Pound settling 2/4/13	JPMorgan Chase	919,414	919,880	(466)
1,268,000 British Pound settling 3/4/13	Royal Bank of Scotland	1,988,338	2,010,731	(22,393)
14,273,000 Chinese Yuan Renminbi settling 2/1/13	JPMorgan Chase	2,276,032	2,295,137	(19,105)
14,273,000 Chinese Yuan Renminbi settling 2/1/13	UBS	2,272,553	2,295,137	(22,584)
61,294,000 Euro settling 2/4/13	Citigroup	80,246,555	83,225,049	(2,978,494)
180,000 Euro settling 2/4/13	JPMorgan Chase	242,344	244,404	(2,060)
730,000 Euro settling 2/4/13	UBS	972,447	991,195	(18,748)
46,802,000 Euro settling 3/4/13	UBS	62,922,715	63,558,094	(635,379)
14,974,902 Mexican Peso settling 4/3/13	JPMorgan Chase	1,145,790	1,170,980	(25,190)
$(59,097)

(o) At January 31, 2013, the Fund held $6,420,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(p) Open reverse repurchase agreements at January 31, 2013:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
UBS	0.55%	1/30/13	2/22/13	$1,597,449	$1,597,400

(q)                The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2013 was $38,425,782 at a weighted average interest rate of 0.59%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at January 31, 2013 was $1,579,190.

PIMCO Income Strategy Fund
26	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund II Notes to Schedule of Investments

January 31, 2013 (unaudited) (continued)

(r) Fair Value Measurement – See Note 1(b) in Notes to Financial Statements
Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 1/31/13
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$–	$–	$10,943,426	$10,943,426
All Other	–	352,111,050	–	352,111,050
Mortgage-Backed Securities	–	171,357,970	993,972	172,351,942
Municipal Bonds	–	67,915,122	–	67,915,122
Preferred Stock:
Banking	13,110,718	20,361,625	–	33,472,343
Diversified Financial Services	7,243,600	6,034,375	–	13,277,975
Asset-Backed Securities	–	11,298,601	–	11,298,601
Short-Term Investments	–	125,097,941	–	125,097,941
20,354,318	754,176,684	11,937,398	786,468,400
Other Financial Instruments* – Assets
Foreign Exchange Contracts	–	4,446,078	–	4,446,078
Interest Rate Contracts	–	984,171	–	984,171
–	5,430,249	–	5,430,249
Other Financial Instruments* – Liabilities
Foreign Exchange Contracts	–	(4,505,175)	–	(4,505,175)
Interest Rate Contracts	–	(47,199)	–	(47,199)
–	(4,552,374)	–	(4,552,374)
Totals	$20,354,318	$755,054,559	$11,937,398	$787,346,275

At January 31, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended January 31, 2013, was as follows:

Beginning Balance 7/31/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 1/31/13
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$9,720,341	$–	$(414,341)	$(3,421)	$20,298	$1,620,549	$–	$–	$10,943,426
Electric Utilities	1,483,500	–	(1,160,304	)†	–	–	(265,696)	–	(57,500)	–
Mortgage-Backed Securities	808,520	–	(1,277,479)	20,377	1,067,815	27,239	347,500	–	993,972
Preferred Stock:
Banking	20,500,680	–	–	–	–	(139,055)	–	(20,361,625)	–
Totals	$32,513,041	$–	$(2,852,124)	$16,956	$1,088,113	$1,243,037	$347,500	$(20,419,125)	$11,937,398

PIMCO Income Strategy Fund
1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	27

PIMCO Income Strategy Fund II Notes to Schedule of Investments

January 31, 2013 (unaudited) (continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at January 31, 2013.

	Ending Balance at 1/31/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
Corporate Bonds & Notes	$6,611,014	Third-Party Pricing Vendor	Single Broker Quote	$80.00-$116.00
	4,332,412	Analytical Model	Estimated Recovery Value	$113.00
Mortgage-Backed Securities	993,972	Third-Party Pricing Vendor	Single Broker Quote	$13.90-$19.10

†                  Reduction of cost due to corporate action.

*                  Other financial instruments are derivatives, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**           Transferred out of Level 2 into Level 3 because the price provided by third-party pricing vendor was a single broker quote.

***    Transferred out of Level 3 into Level 2 because evaluated price with observable inputs from a third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments held at January 31, 2013, was $1,578,566. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statement of Operations.

(s)            The following is a summary of the fair valuation of derivative instruments categorized by risk exposure:

The effect of derivatives on the Statement of Assets and Liabilities at January 31, 2013:

	Location	Interest Rate Contracts	Foreign Exchange Contracts	Total
	Asset derivatives:
	Unrealized appreciation of OTC swaps	$984,171	$–	$984,171
	Unrealized appreciation of forward foreign currency contracts	–	4,446,078	4,446,078
	Total asset derivatives	$984,171	$4,446,078	$5,430,249

	Liability derivatives:
	Unrealized depreciation of OTC swaps	$(47,199)	$–	$(47,199)
	Unrealized depreciation of forward foreign currency contracts	–	(4,505,175)	(4,505,175)
	Total liability derivatives	$(47,199)	$(4,505,175)	$(4,552,374)

The effect of derivatives on the Statement of Operations for the six months ended January 31, 2013:

	Location	Interest Rate Contracts	Foreign Exchange Contracts	Total
	Net realized gain (loss) on:
	Swaps	$2,785,857	$–	$2,785,857
	Foreign currency transactions (forward foreign currency contracts)	–	(8,266,155)	(8,266,155)
	Total net realized gain (loss)	$2,785,857	$(8,266,155)	$(5,480,298)
	Net change in unrealized appreciation/depreciation of:
	Swaps	$(1,716,167)	$–	$(1,716,167)
	Foreign currency transactions (forward foreign currency contracts)	–	(694,247)	(694,247)
	Total net change in unrealized appreciation/depreciation	$(1,716,167)	$(694,247)	$(2,410,414)

PIMCO Income Strategy Fund
28	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund II Notes to Schedule of Investments

January 31, 2013 (unaudited) (continued)

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended January 31, 2013:

Forward Foreign Currency Contracts (1)		Interest Rate Swap
Purchased	Sold	Agreements (2)
$126,524,890	$309,160,122	$544,067

(1) U.S. $ Value on origination date (2) Notional Amount (in thousands)

Glossary:

£                                         -  British Pound

CMO                  -  Collateralized Mortgage Obligation

€                                         -  Euro

FRN                       -  Floating Rate Note

GO                              -  General Obligation Bond

LIBOR        -  London Inter-Bank Offered Rate

MXN                  -  Mexican Peso

OTC                      -  Over-the-Counter

PIMCO Income Strategy Fund
See accompanying Notes to Financial Statements. | 1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	29

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Statements of Assets and Liabilities

January 31, 2013 (unaudited)

	Income Strategy	Income Strategy II
Assets:
Investments, at value (cost-$285,499,735 and $588,211,499, respectively)	$320,700,866	$670,960,400
Repurchase agreements, at value and cost	68,995,000	115,508,000
Cash (including foreign currency, at value of $9,062 and $11,051 with a cost of $8,983 and $11,002, respectively)	68,434	12,009
Interest and dividends receivable	6,366,077	14,075,959
Unrealized appreciation of forward foreign currency contracts	1,952,327	4,446,078
Swap premiums paid	1,048,330	2,199,882
Unrealized appreciation of OTC swaps	495,927	984,171
Receivable for investments sold	12,018	20,581
Prepaid expenses	39,744	27,022
Total Assets	399,678,723	808,234,102

Liabilities:
Payable for reverse repurchase agreements	3,836,000	1,597,400
Payable to brokers for cash collateral received	3,540,000	6,420,000
Dividends payable to common and preferred shareholders	2,262,886	4,707,478
Payable for investments purchased	1,553,510	3,706,924
Unrealized depreciation of forward foreign currency contracts	1,308,953	4,505,175
Investment management fees payable	248,216	508,312
Unrealized depreciation of OTC swaps	33,039	47,199
Interest payable for reverse repurchase agreements	16,623	49
Payable to broker	–	42,340
Accrued expenses and other liabilities	173,864	210,825
Total Liabilities	12,973,091	21,745,702
Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 3,159 and 6,440 shares issued and outstanding, respectively)	78,975,000	161,000,000
Net Assets Applicable to Common Shareholders	$307,730,632	$625,488,400

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$251	$587
Paid-in-capital in excess of par	413,977,494	939,974,453
Dividends in excess of net investment income	(292,391)	(255,636)
Accumulated net realized loss	(142,307,229)	(398,041,944)
Net unrealized appreciation	36,352,507	83,810,940
Net Assets Applicable to Common Shareholders	$307,730,632	$625,488,400
Common Shares Issued and Outstanding	25,071,327	58,738,320
Net Asset Value Per Common Share	$12.27	$10.65

PIMCO Income Strategy Fund
30	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Statements of Operations

Six Months ended January 31, 2013 (unaudited)

	Income Strategy	Income Strategy II
Investment Income:
Interest	$13,789,285	$29,129,874
Dividends	1,320,800	3,617,328
Total Investment Income	15,110,085	32,747,202

Expenses:
Investment management	1,532,355	3,133,845
Legal	105,767	119,396
Interest	84,669	119,797
Custodian and accounting agent	81,094	120,650
Auction agent fees and commissions	66,542	133,750
Audit and tax services	50,250	71,931
Shareholder communications	36,800	55,200
Transfer agent	16,990	17,944
Trustees	14,717	28,514
New York Stock Exchange listing	10,882	23,646
Insurance	5,982	9,867
Miscellaneous	10,412	11,401
Total Expenses	2,016,460	3,845,941
Less: expense reductions (See Note 9)	(173,550)	(173,550)
Net Expenses	1,842,910	3,672,391

Net Investment Income	13,267,175	29,074,811

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	30,578,254	46,916,773
Swaps	1,339,323	2,785,857
Foreign currency transactions	(2,706,861)	(7,512,884)
Net change in unrealized appreciation/depreciation of:
Investments	2,654,174	13,879,753
Swaps	(830,210)	(1,716,167)
Foreign currency transactions	787,814	(425,912)
Net realized and change in unrealized gain	31,822,494	53,927,420
Net Increase in Net Assets Resulting from Investment Operations	45,089,669	83,002,231
Dividends on Preferred Shares from Net Investment Income	(570,861)	(1,163,766)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$44,518,808	$81,838,465

PIMCO Income Strategy Fund
See accompanying Notes to Financial Statements. | 1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	31

PIMCO Income Strategy Fund
Statements of Changes in Net Assets Applicable to Common Shareholders

	Six Months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Investment Operations:
Net investment income	$13,267,175	$28,637,714
Net realized gain	29,210,716	968,621
Net change in unrealized appreciation/depreciation	2,611,778	(1,734,803)
Net increase in net assets resulting from investment operations	45,089,669	27,871,532

Dividends on Preferred Shares from Net Investment Income	(570,861)	(1,141,460)
Net increase in net assets applicable to common shareholders resulting from investment operations	44,518,808	26,730,072

Dividends to Common Shareholders from Net Investment Income	(21,504,448)	(27,503,217)

Common Share Transactions:
Reinvestment of dividends	1,430,959	1,367,723
Total increase in net assets applicable to common shareholders	24,445,319	594,578

Net Assets Applicable to Common Shareholders:
Beginning of period	283,285,313	282,690,735
End of period*	$307,730,632	$283,285,313
*Including undistributed (dividends in excess of) net investment income of:	$(292,391)	$8,515,743

Common Shares Issued in Reinvestment of Dividends	114,879	126,940

PIMCO Income Strategy Fund
32	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund II
Statements of Changes in Net Assets Applicable to Common Shareholders

	Six Months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Investment Operations:
Net investment income	$29,074,811	$60,044,012
Net realized gain (loss)	42,189,746	(618,115)
Net change in unrealized appreciation/depreciation	11,737,674	2,124,236
Net increase in net assets resulting from investment operations	83,002,231	61,550,133

Dividends on Preferred Shares from Net Investment Income	(1,163,766)	(2,327,391)
Net increase in net assets applicable to common shareholders resulting from investment operations	81,838,465	59,222,742

Dividends to Common Shareholders from Net Investment Income	(57,363,374)	(48,115,485)

Common Share Transactions:
Reinvestment of dividends	3,330,629	2,224,177
Total increase in net assets applicable to common shareholders	27,805,720	13,331,434

Net Assets Applicable to Common Shareholders:
Beginning of period	597,682,680	584,351,246
End of period*	$625,488,400	$597,682,680
*Including undistributed (dividends in excess of) net investment income of:	$(255,636)	$29,196,693

Common Shares Issued in Reinvestment of Dividends	306,737	232,354

PIMCO Income Strategy Fund
See accompanying Notes to Financial Statements. | 1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	33

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

Notes to Financial Statements

January 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Income Strategy Fund (“Income Strategy”) and PIMCO Income Strategy Fund II (“Income Strategy II”), (each a “Fund” and collectively the ‘‘Funds”) were organized as Massachusetts business trusts on June 19, 2003 and June 30, 2004, respectively. Prior to commencing operations on August 29, 2003 and October 29, 2004, respectively, Income Strategy and Income Strategy II had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies registered under the Investment Company Act of 1940; as amended, and the rules and regulations thereunder. Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”) serve as the Funds’ investment manager and sub-adviser, respectively, and are indirect, wholly-owned subsidiaries of Allianz Asset Management of America L.P. (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has authorized an unlimited amount of common shares with $0.00001 par value.

Each Fund’s investment objective is to seek high current income, consistent with the preservation of capital. There can be no assurance that the Funds will meet their stated objectives.

The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures About Offsetting Assets and Liabilities”, which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. The Funds’ management is currently evaluating the effect that the guidance may have on the Funds’ financial statements.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Sub-Adviser, an affiliate of the Investment Manager. The Funds’ Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

PIMCO Income Strategy Fund
34	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the Funds’ financial statements. Each Funds’ NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•             Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•             Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•             Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

PIMCO Income Strategy Fund
1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	35

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps traded over-the-counter (“OTC”) are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. Centrally cleared credit default swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of OTC credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the six months ended January 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income. Dividend income is recorded on the ex-dividend date. Facility fees and other fees

PIMCO Income Strategy Fund
36	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

received after settlement date relating to senior loans, consent fees relating to corporate actions and commitment fees received relating to unfunded purchase commitments are recorded as miscellaneous income upon receipt. Paydown gains and losses are netted and recorded as interest income on the Statements of Operations.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Funds management has determined that its evaluation of the positions taken in the tax returns has resulted in no material impact to the Funds’ financial statements at January 31, 2013. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions — Common Shares

The Funds declare dividends from net investment income to common shareholders monthly. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currencies are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Funds’ Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Repurchase Agreements

The Funds enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Funds until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(h) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can

PIMCO Income Strategy Fund
1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	37

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns they obtain on investments purchased with the cash. To the extent the Funds do not cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Funds’ uncovered obligations under the agreements will be subject to the Funds’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreements may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(i) Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may make it more difficult to determine fair market value. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(j) Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(k) Interest Expense

Interest expense primarily relates to the Funds’ participation in reverse repurchase agreement transactions. Interest expense is recorded as incurred.

(l) Custody Credits on Cash Balances

The Funds may benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances may earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, foreign currency, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities

PIMCO Income Strategy Fund
38	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2013 (unaudited)

2. Principal Risks (continued)

will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Funds hold mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

To the extent the Funds directly invest in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, inflation, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency-denominated securities may reduce the returns of the Funds.

The Funds are subject to elements of risk not typically associated with investments in the U.S., due to concentrated investments in foreign issuers located in a specific country or region. Such concentrations will subject the Funds to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Sub-Adviser, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are exposed to risks associated with leverage. Leverage may cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any

PIMCO Income Strategy Fund
1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	39

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2013 (unaudited)

2. Principal Risks (continued)

increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Obligations to settle reverse repurchase agreements may be detrimental to the Fund’s performance. In addition, to the extent the Funds employ leverage, interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The Funds are also a party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Funds had credit default swap agreements and securities outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. Income Strategy settled all outstanding amounts from transactions with the relevant Lehman Brother’s entity. The balance shown under payable to broker on the Statement of Assets and Liabilities for Income Strategy II represents the amount due to Lehman Brothers International (Europe).

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges”, and those that do not qualify for such accounting. Although the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

(a) Swap Agreements

Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market or event-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Funds may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order, among other things, to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’ Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on

PIMCO Income Strategy Fund
40	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2013 (unaudited)

3. Financial Derivative Instruments (continued)

the Funds’ Statements of Operations. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/depreciation on the Funds’ Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Funds’ Statements of Assets and Liabilities.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements — Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Funds will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Funds would effectively add leverage to their investment portfolios because, in addition to their total net assets, the Funds would be subject to investment exposure on the notional amount of the swap.

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Funds use credit default swaps on assets-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall

PIMCO Income Strategy Fund
1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	41

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2013 (unaudited)

3. Financial Derivative Instruments (continued)

or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Funds bear exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Funds use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2013 for which the Funds are sellers of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

(b) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds also enter into these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the

PIMCO Income Strategy Fund
42	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2013 (unaudited)

3. Financial Derivative Instruments (continued)

applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities.

4. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of each Fund’s Board, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of each Fund’s average weekly total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

5. Investments in Securities

For the six months ended January 31, 2013, purchases and sales of investments, other than short-term securities were:

	Purchases	Sales
Income Strategy	$81,935,298	$216,520,660
Income Strategy II	151,752,975	371,798,600

6. Income Tax Information

At January 31, 2013, the aggregate cost basis and the net unrealized appreciation of investments for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Income Strategy	$354,546,997	$36,520,132	$1,371,263	$35,148,869
Income Strategy II	703,719,499	88,763,480	6,014,579	82,748,901

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals.

7. Auction-Rate Preferred Shares

Income Strategy has 1,053 shares of Preferred Shares Series T, 1,053 shares of Preferred Shares Series W and 1,053 shares of Preferred Shares Series TH outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Income Strategy II has 1,288 shares of Preferred Shares Series M, 1,288 shares of Preferred Shares Series T, 1,288 shares of Preferred Shares Series W, 1,288 shares of Preferred Shares Series TH and 1,288 shares of Preferred Shares Series F outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid annually.

PIMCO Income Strategy Fund
1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	43

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2013 (unaudited)

7. Auction-Rate Preferred Shares (continued)

For the six months ended January 31, 2013, the annualized dividend rates ranged from:

Income Strategy:

	High	Low	At January 31, 2013
Series T	1.444%	1.427%	1.428%
Series W	1.447%	1.426%	1.426%
Series TH	1.446%	1.424%	1.424%

Income Strategy II:
Series M	1.444%	1.427%	1.427%
Series T	1.444%	1.427%	1.428%
Series W	1.447%	1.426%	1.426%
Series TH	1.446%	1.424%	1.424%
Series F	1.450%	1.424%	1.424%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate”, the higher of the 7-day USD London Inter-Bank Offered Rate (“LIBOR”) multiplied by 150% or the 7-day USD LIBOR plus 1.25% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

On February 28, 2013, Fitch Ratings affirmed the AAA rating for each series of the Funds’ Preferred Shares.

8. Legal Proceedings

On December 1, 2011, Brigade Leveraged Capital Structures Fund Ltd. and Brigade Capital Management, LLC (together, “Brigade Plaintiffs”), significant shareholders of each Fund’s ARPS, filed suit (the “Brigade Action”) in The Commonwealth of Massachusetts Superior Court for Suffolk County against the Funds claiming that each Fund had breached applicable provisions of its Bylaws by setting the next annual meeting of shareholders (which the Funds jointly hold) on July 31, 2012 after the Brigade Plaintiffs had notified the Funds of their intention to nominate a candidate for election to serve as Trustee of each Fund elected by the ARPS voting as a separate class at the Funds’ next annual shareholder meeting. In the Brigade Action, the Brigade Plaintiffs are seeking injunctive relief requiring the Funds to hold their next annual meetings as soon as practicable. No monetary damages have been alleged or sought by the Brigade Plaintiffs in the suit. On December 7, 2011, the Massachusetts Superior Court denied the Brigade Plaintiffs’ motion for expedited discovery and immediate trial, and on December 23, 2011, the Funds and the Brigade Plaintiffs served simultaneous motions for summary judgment. On February 17, 2012, the Massachusetts Superior Court issued a Decision and Order (“Summary Judgment Order”) granting the Brigade Plaintiffs’ motion for summary judgment and

PIMCO Income Strategy Fund
44	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2013 (unaudited)

8. Legal Proceedings (continued)

principally requiring the Funds to hold their next annual meeting “as soon as practicable.” Thereafter, the Funds filed a Notice of Appeal of the Summary Judgment Order to the Massachusetts Appeals Court (“Appeals Court”), together with application to the Appeals Court for a stay of the Summary Judgment Order pending the resolution of the appeal. On March 15, 2012, a single Justice of the Appeals Court issued a Memorandum and Order granting a stay of the Summary Judgment Order pending appeal, in which the Justice concluded that the Funds were likely to succeed in their appeal in front of the full Appeals Court, and the Summary Judgment Order in favor of the Brigade Plaintiffs would likely be reversed as wrongly decided. The Funds’ jointly held annual Shareholder Meeting for the 2011-2012 fiscal year was held on July 31, 2012.

On September 21, 2012, Supreme Judicial Court (“SJC”), Massachusetts’ highest court, transferred the case from the Appeals Court’s docket to the SJC’s own docket. The parties have filed their appellate briefs with, and are awaiting oral argument before, the SJC.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

9. Expense Reduction

For the six months ended January 31, 2013, the total operating expenses on the Statements of Operations include non-recurring legal fees and expenses of approximately $64,000 for each Fund related to the Brigade Action.

During the six months ended January 31, 2013, each Fund received a reimbursement of $173,550 from their insurance provider, which is presented as “expense reductions” on the Statements of Operations. The insurance recovery relates to current year expenses, as well as non-recurring legal fees and expenses of approximately $365,000 for each Fund related to the Brigade Action incurred during the year ended July 31, 2012.

10. Transfer Agent Change

Effective September 17, 2012 (the “Effective Date”) American Stock Transfer & Trust Company, LLC (“AST”) assumed responsibility as the Funds’ transfer agent. The amended Dividend Reinvestment Plan (the “Plan”) and AST’s role as transfer agent for Participants under the Plan commenced as of the Effective Date.

11. Subsequent Events

On February 1, 2013, the following dividends were declared to common shareholders payable March 1, 2013 to shareholders of record on February 11, 2013.

Income Strategy	$0.09 per common share
Income Strategy II	$0.08 per common share

On March 1, 2013, the following dividends were declared to common shareholders payable April 1, 2013 to shareholders of record on March 11, 2013.

Income Strategy	$0.09 per common share
Income Strategy II	$0.08 per common share

There were no other subsequent events that require recognition or disclosure. In preparing these financial statements, Funds management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

PIMCO Income Strategy Fund
1.31.13 | PIMCO Income Strategy Fund II Semi-Annual Report	45

PIMCO Income Strategy Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended January 31, 2013		Year ended July 31,
	(unaudited)		2012	2011	2010	2009		2008
Net asset value, beginning of period	$11.35		$11.39	$10.62	$9.07	$14.73		$17.38
Investment Operations:
Net investment income	0.53		1.16	1.24	1.38 (1)	1.54		1.81
Net realized and change in unrealized gain (loss)	1.27		(0.04)	0.79	2.72	(5.81)		(2.08)
Total from investment operations	1.80		1.12	2.03	4.10	(4.27)		(0.27)
Dividends on Preferred Shares from Net Investment Income	(0.02)		(0.05)	(0.05)	(0.06)	(0.21)		(0.54)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.78		1.07	1.98	4.04	(4.48)		(0.81)
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.86)		(1.11)	(1.21)	(2.06)	(1.18)		(1.54)
Net realized gains	–		–	–	–	–		(0.30)
Total dividends and distributions to common shareholders	(0.86)		(1.11)	(1.21)	(2.06)	(1.18)		(1.84)
Common Share Transactions:
Dilution to net asset value, resulting from rights offering	–		–	–	(0.43)	–		–
Net asset value, end of period	$12.27		$11.35	$11.39	$10.62	$9.07		$14.73
Market price, end of period	$13.26		$12.52	$12.39	$11.50	$8.98		$13.98
Total Investment Return (2)	13.38%		12.02%	19.67%	52.70%	(25.78)%		(12.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$307,731		$283,285	$282,691	$262,060	$165,982		$269,140
Ratio of expenses to average net assets, including interest expense (3)(5)	1.22	%(6)(7)	1.85%	1.51%	1.47%	2.31	%(4)	1.68	%(4)
Ratio of expenses to average net assets, excluding interest expense (3)	1.16	%(6)(7)	1.65%	1.41%	1.43%	2.20	%(4)	1.67	%(4)
Ratio of net investment income to average net assets (3)	8.75	%(6)(7)	10.93%	11.00%	13.44%	17.31%		11.18%
Preferred shares asset coverage per share	$122,401		$114,654	$114,474	$107,946	$77,538		$57,030
Portfolio turnover rate	22%		23%	44%	115%	98%		31%

(1)	Calculated on average common shares outstanding.
(2)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and capital gains distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares and includes the effect of any expense reductions. Total investment return for a period less than one year is not annualized.

(3)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(4)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(l) in Notes to Financial Statements).
(5)	Interest expense primarily relates to participation in reverse repurchase agreement transactions.
(6)	Annualized.
(7)	Inclusive of annualized expense reduction (See note 9 in Notes to Financial Statements) of 0.11%.

PIMCO Income Strategy Fund
46	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund II Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended January 31, 2013		Year ended July 31,
	(unaudited)		2012	2011	2010	2009		2008
Net asset value, beginning of period	$10.23		$10.04	$9.29	$7.98	$14.16		$16.76
Investment Operations:
Net investment income	0.50		1.03	1.03	1.18 (1)	1.44		1.81
Net realized and change in unrealized gain (loss)	0.92		0.03	0.73	2.20	(6.40)		(2.37)
Total from investment operations	1.42		1.06	1.76	3.38	(4.96)		(0.56)
Dividends on Preferred Shares from Net Investment Income	(0.02)		(0.04)	(0.04)	(0.05)	(0.20)		(0.52)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.40		1.02	1.72	3.33	(5.16)		(1.08)
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.98)		(0.83)	(0.97)	(1.64)	(1.02)		(1.51)
Return of capital	–		–	–	–	–		(0.01)
Total dividends and distributions to common shareholders	(0.98)		(0.83)	(0.97)	(1.64)	(1.02)		(1.52)
Common Share Transactions:
Dilution to net asset value, resulting from rights offering	–		–	–	(0.38)	–		–
Net asset value, end of period	$10.65		$10.23	$10.04	$9.29	$7.98		$14.16
Market price, end of period	$11.52		$10.96	$10.27	$10.05	$7.78		$12.80
Total Investment Return (2)	14.88%		16.33%	12.53%	52.97%	(29.85)%		(18.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$625,488		$597,683	$584,351	$537,342	$341,949		$604,632
Ratio of expenses to average net assets, including interest expense (3)(5)	1.16	%(6)(7)	1.48%	1.24%	1.42%	2.08	%(4)	1.60	%(4)
Ratio of expenses to average net assets, excluding interest expense (3)	1.12	%(6)(7)	1.37%	1.21%	1.37%	1.96	%(4)	1.60	%(4)
Ratio of net investment income to average net assets (3)	9.20	%(6)(7)	10.87%	10.34%	13.08%	17.84%		11.59%
Preferred shares asset coverage per share	$122,113		$117,792	$115,720	$108,425	$78,091		$56,481
Portfolio turnover rate	19%		17%	42%	87%	96%		29%

(1)	Calculated on average common shares outstanding.
(2)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and return of capital, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares and includes the effect of any expense reductions. Total investment return for a period less than one year is not annualized.

(3)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(4)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(l) in Notes to Financial Statements).
(5)	Interest expense primarily relates to participation in reverse repurchase agreement transactions.
(6)	Annualized.
(7)	Inclusive of annualized expense reduction (See note 9 in Notes to Financial Statements) of 0.05%.

PIMCO Income Strategy Fund
See accompanying Notes to Financial Statements. | 1.31.13 |	PIMCO Income Strategy Fund II Semi-Annual Report	47

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Changes to Board of Trustees/Proxy Voting Policies & Procedures

Changes to Board of Trustees:

James A. Jacobson was appointed to the Board of Income Strategy as a Class II Trustee and Alan Rappaport was appointed to the Board of Income Strategy II as a Class I Trustee effective September 12, 2012.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

PIMCO Income Strategy Fund
48	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.13

Trustees Hans W. Kertess Chairman of the Board of Trustees Deborah A. DeCotis Bradford K. Gallagher Neal P. Goldman James A. Jacobson John C. Maney William B. Ogden, IV Alan Rappaport

Fund Officers

Brian S. Shlissel

President & Chief Executive Officer

Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo

Vice President, Secretary & Chief Legal Officer

Scott Whisten

Assistant Treasurer

Richard J. Cochran

Assistant Treasurer

Orhan Dzemaili

Assistant Treasurer

Youse E. Guia

Chief Compliance Officer

Lagan Srivastava

Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.us.allianzgi.com/edelivery.

AGI-2013-02-05-5900

Allianz Global Investors Distributors LLC

AZ600SA_013113

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS

(a)                   The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)                   Not applicable due to no such divestments during the period covered since the previous Form N-CSR filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PIMCO Income Strategy Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date:	April 2, 2013

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date:	April 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date:	April 2, 2013

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date:	April 2, 2013